Inventory	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventory

Note 5 - Inventory

At September 30, 2024, the Company had inventory of $523,591 consisting of $192,032 of raw materials and $331,559 of finished goods. At December 31, 2023, the Company had inventory of $795,824, consisting $746,663 of raw materials and packaging supplies and $49,161 of finished goods.